NestYield Dynamic Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 90.8%	Shares	Value
Health Care - 2.8%
Eli Lilly & Co.(a)	3,929	$4,544,792

Industrial Products - 14.2%
Bloom Energy Corp. - Class A(a)(b)	68,522	14,136,088
Vertiv Holdings Co. - Class A(a)	32,097	8,304,136
		22,440,224

Media - 4.8%
Alphabet, Inc. - Class A(a)	22,395	7,599,743

Software & Tech Services - 2.3%
CoreWeave, Inc. - Class A(a)(b)	42,720	3,626,501

Tech Hardware & Semiconductors - 62.6%(c)
Advanced Micro Devices, Inc.(a)(b)	15,534	7,312,164
Astera Labs, Inc.(a)(b)	18,452	5,479,875
Celestica, Inc.(b)	14,920	4,467,048
Ciena Corp.(b)	11,656	4,461,917
Coherent Corp.(b)	29,102	8,085,409
Credo Technology Group Holding Ltd.(a)(b)	7,880	1,782,377
Lumentum Holdings, Inc.(b)	14,513	13,275,912
Micron Technology, Inc.(a)	7,094	6,801,231
Sandisk Corp.(b)	5,198	8,143,707
Seagate Technology Holdings PLC(a)	25,353	21,001,918
SK Hynix, Inc., ADR	53,486	8,802,726
Teradyne, Inc.(a)	8,417	2,944,519
Western Digital Corp.	14,513	6,538,832
		99,097,635

Utilities - 4.1%
Vistra Corp.(a)	47,110	6,471,501

TOTAL COMMON STOCKS (Cost $140,179,220)		143,780,396

PURCHASED OPTIONS - 0.2%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.2%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $520.00	$25,889,600	550	24,750
Astera Labs, Inc., Expiration: 9/4/2026; Exercise Price: $350.00	13,364,100	450	24,750
Cisco Systems, Inc., Expiration: 9/11/2026; Exercise Price: $118.00	19,888,200	1,800	48,600
Coherent Corp., Expiration: 9/11/2026; Exercise Price: $360.00	16,669,800	600	18,000
Credo Technology Group Holding Ltd., Expiration: 9/4/2026; Exercise Price: $237.50	882,141	39	33,345
Walmart, Inc., Expiration: 9/18/2026; Exercise Price: $105.00	10,487,000	1,000	203,000
Total Call Options			352,445

TOTAL PURCHASED OPTIONS (Cost $5,402,563)			352,445

SHORT-TERM INVESTMENTS - 7.5%
Money Market Funds - 7.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)	11,821,450	$11,821,450

TOTAL SHORT-TERM INVESTMENTS (Cost $11,821,450)		11,821,450

TOTAL INVESTMENTS - 98.5% (Cost $157,403,233)		$155,954,291
Other Assets in Excess of Liabilities - 1.5%		2,405,951
TOTAL NET ASSETS - 100.0%		$158,360,242

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $46,260,340.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

NestYield Dynamic Income ETF
Schedule of Written Options Contracts
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $535.00	$(25,889,600)	(550)	$(11,550)
Astera Labs, Inc., Expiration: 9/4/2026; Exercise Price: $365.00	(13,364,100)	(450)	(22,500)
Cisco Systems, Inc., Expiration: 9/11/2026; Exercise Price: $123.00	(19,888,200)	(1,800)	(15,300)
Coherent Corp., Expiration: 9/11/2026; Exercise Price: $370.00	(16,669,800)	(600)	(42,000)
Credo Technology Group Holding Ltd., Expiration: 9/4/2026; Exercise Price: $192.50	(882,141)	(39)	(137,475)
Walmart, Inc., Expiration: 9/18/2026; Exercise Price: $110.00	(10,487,000)	(1,000)	(47,000)
Total Call Options			(275,825)

TOTAL WRITTEN OPTIONS (Premiums received $4,475,632)			$(275,825)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.